Shareholder's Interest (Narrative) (Detail) (USD $)	3 Months Ended		12 Months Ended										0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Ccoh Restricted Stock [Member]	Dec. 31, 2013 CCMH [Member]	Dec. 31, 2012 CCMH [Member]	Dec. 31, 2011 CCMH [Member]	Dec. 31, 2013 CCOH [Member]	Dec. 31, 2012 CCOH [Member]	Dec. 31, 2011 CCOH [Member]	Nov. 19, 2012 2008 Executive Incentive Plan [Member]	Mar. 21, 2011 2008 Executive Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of options granted				$ 2.68	$ 2.69					$ 4.10	$ 4.43	$ 8.30
Shares vested that are subject to performance conditions that have not yet been determined probable to meet			600,000
Fair value of options vested						$ 7,100,000	$ 6,300,000	$ 3,900,000	$ 3,800,000		$ 11,500,000	$ 8,200,000
Cash received for options exercised										4,200,000	6,400,000	1,400,000
Total instrinsic value of the options exercised										5,000,000	7,900,000	1,500,000
Total share based compensation expense	3,036,000	5,517,000	16,715,000	28,540,000	20,667,000
Tax benefit related to the share-based compensation expense			6,300,000	10,800,000	7,900,000
Unrecognized compensation cost, net of estimated forfeitures, related to unvested share-based compensation arrangements that will vest based on service conditions			22,900,000
Options granted vest based on market conditions			19,600,000
Stock options granted under the Clear Channel 2008 Executive Incentive Plan													2,000,000	2,500,000
Replacement stock options													1,800,000	1,300,000
Incremental compensation expense													1,700,000	1,000,000
Stock options repurchased													900,000
Restricted stock awards forfeited						283,000	63,000			226,000			600,000
Compensation expense recognized related to tax assistance program													2,600,000
Restricted shares issued in connection with the tax assistance program													1,500,000
Reversal of expense related to cancelled executives stock options					$ 6,600,000